TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

20.   TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal and state Income Tax (graduated income tax rate were 21% in 2020, 2021 and 2022 on its taxable income under the current laws of the United States of America. The company’s activities are located solely in the state of Texas, as such it is subject to Texas Franchise Tax. The amount of current income tax for federal and state for US Proton was 1,672,362 and 196 (USD$28) for the years ended December 31, 2020, 2021, and 2022.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. CHS, incorporated in Singapore, was acquired in April 2015 and was in a loss position since its establishment to its disposal in November 2020. No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the years ended December 31, 2020, 2021 and 2022. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Group has no assessable profits for the year presented. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25% for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2017 to 2022 remain subject to examination by the tax authorities.

Loss before income taxes consists of:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non – PRC	(142,750)	5,451	45,211	6,555
PRC	(298,903)	(534,688)	(885,107)	(128,327)
	(441,653)	(529,237)	(839,896)	(121,772)

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current tax expense (benefit)	(24,047)	4,115	(8,765)	(1,271)
Deferred tax benefit	(13,577)	(10,680)	(62,141)	(9,009)
	(37,624)	(6,565)	(70,906)	(10,280)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loss before income taxes	(441,653)	(529,237)	(839,896)	(121,772)
Income tax computed at the tax rate of 25%	(110,413)	(132,309)	(209,974)	(30,443)
Effect of different tax rates in different jurisdictions	10,715	2,798	(20,584)	(2,983)
Non-deductible expenses	74,225	(10,502)	21,543	3,123
Non-taxable income	(78,447)	9,183	(55,705)	(8,076)
Statutory income (expense)	(2,544)	3,994	25,419	3,685
Interest and penalty	(465)	(12,918)	(7,254)	(1,052)
Deferred tax expense	(2,314)	(13,953)	7,056	1,023
Changes of valuation allowance	71,545	142,806	168,102	24,372
Withholding tax	74	4,336	491	71
	(37,624)	(6,565)	(70,906)	(10,280)

Deferred Tax

The components of deferred taxes are as follows:

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	216,902	357,483	51,830
Foreign exchange loss	7,679	1,330	193
Depreciation and amortization	10,479	22,535	3,267
Property, plant and equipment impairment	6,997	6,997	1,014
Deposits for non-current assets	18,475	18,475	2,679
Allowance for net investment in financing lease	5,137	5,137	745
Allowance for doubtful accounts	14,013	14,746	2,138
Lease liabilities	56,673	58,901	8,540
Other long-term assets	92,261	104,912	15,211
Equity investment	7,574	7,553	1,095
Others	7,971	13,728	1,990
Total deferred tax assets	444,161	611,797	88,702
less: Valuation allowance**	(396,919)	(565,022)	(81,920)
Net deferred tax assets	47,242	46,775	6,782

Deferred tax liabilities
Equity investment	(287)	(1,170)	(170)
Property, plant and equipment	(1,428)	(1,682)	(244)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(453)
Intangible assets	(156,189)	(81,336)	(11,793)
Right-of-use assets	(48,259)	(46,873)	(6,796)
Capitalized interest	(19,179)	(19,179)	(2,781)
Others	(3,198)	(5,986)	(867)

Total deferred tax liabilities	(231,666)	(159,352)	(23,104)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(184,424)	(112,577)	(16,322)

*     As of December 31, 2022, the Group had net operating losses from several of its PRC and oversea entities of RMB839,896 (US$121,772), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2023 to 2027. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The movement of valuation allowance is as follows:

	For the Year Ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of year	(257,579)	(396,919)	(57,548)
Change of valuation allowance in the current year	(139,340)	(168,103)	(24,372)
Balance at the end of year	(396,919)	(565,022)	(81,920)

Unrecognized Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of year	65,093	81,901	11,875
Changes based on tax positions related to the current year	19,766	322	47
Additions related to prior year tax position	8,692	1,072	155
Decreases related to prior year tax position	(7,580)	(6,617)	(959)
Decrease related to disposal of CMSI	—	(7,861)	(1,140)
Decreases relating to expiration of applicable statute of limitation	(3,322)	(3,572)	(518)
Foreign currency translation	(748)	1,927	279
Balance at the end of year	81,901	67,172	9,739

As of December 31, 2021, and 2022, the Group had unrecognized tax benefit of RMB81,901 and RMB67,172 (US$ 9,739), respectively, among which, RMB24,213 and RMB19,962 (US$2,894) were presented on a net basis against the deferred tax assets related to tax losses carry forwards on the consolidated balance sheets. At December 31, 2021 and 2022, there were RMB48,226 and RMB39,412 (US$5,714) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. However, an estimate of the range of the possible change cannot be made at this time.

The Group recognized a decrease amounting to RMB465, a decrease amounting to RMB12,918 and a decrease amounting to RMB7,254 (US$1,052) in interest and penalties during the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021, and 2022, the Group recognized of interest and penalties of RMB17,660 and RMB13,091 (US$1,898), respectively. Uncertain tax benefits were recorded as other long-term liabilities.

Value-added taxes (“VAT”)

Revenue earned from the provision of leasing and technical services was subject to 5% business tax prior to the pilot of VAT reform (e.g. Shanghai starts the VAT pilot on January 1, 2012). The final stage of VAT reform has come into effect on 1 May 2016, the pilot program of the collection of VAT in lieu of business tax has been promoted nationwide in a comprehensive manner.

Under the current VAT regulation, for the contracts signed prior to the pilot of VAT reform or the movable property acquired prior to the pilot of VAT reform for operating leasing, the relevant rental income from leasing arrangement of movable property could adopt the simple tax calculation method and be subject to 3% VAT levy rate. Other than the above, if the contracts signed after the pilot of VAT reform, the rental income derived from movable property leasing arrangement is subject to VAT at 17%. After a new VAT reform came into effect on 1 April 2019, the rental income derived from movable property leasing arrangement is subject to VAT at 13%. The technical service income is subject to VAT at 6%.